Leases (Details) - Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet [Abstract]
Operating lease right-of-use assets	$ 954,342	$ 954,771
Operating lease liabilities – current	318,824	293,040
Operating lease liabilities – noncurrent	449,726	556,674
Total operating lease liabilities	$ 768,550	$ 849,714